ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ACCRUED LIABILITIES [Abstract]
Accrued Interest	$ 1,639	$ 1,452
Accrued Expenses	7,938	4,481
Deferred revenue	0	2,654
Total as of December 31	$ 9,577	$ 8,587